Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Commitments

The assets pledged as collaterals for loans of the Group is discussed in Note 13. BANK BORROWINGS.

The following table sets forth the Group’s contractual obligations as of June 30, 2025:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
	(Unaudited)
Current portion of long-term borrowing (i)	5,800	810	5,800	-	-	-
Short-term bank borrowing	17,172	2,397	17,172	-	-	-
Operating lease liabilities (ii)	5,974	834	2,282	3,140	552	-
Total	28,946	4,041	25,254	3,140	552	-

(i)	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2025 is discussed in Note 13. BANK BORROWINGS.

(ii)	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2025, is discussed in Note 15. LEASES.

Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Group’s consolidated business, financial position, cash flows or results of operations taken as a whole except the following:

On July 1, 2021, Youpin Automobile Service Group Co., Ltd. (“Youpin”) signed an Investment Contract with the Wuhu High-Tech Industrial Development Zone Management Committee (the “Committee”) for a new energy vehicle industrial cluster project. Youpin set up Wuhu Youxu New Energy Technology Co., Ltd. as the project company, and the Committee agreed to provide financial subsidies. On October 15, 2021, the Committee paid the first-year rental subsidy (RMB3 million) to the project company. However, because Youpin and the project company failed to meet operational targets, the Committee issued an Administrative Decision on August 29, 2024, demanded youpin to repay the RMB3 million subsidy.  The Group reckon that the investment contract does not qualify as an administrative agreement, and defendant lacks authority to issue administrative decisions based on it. Youpin Group maintains that its non-compliance with the Investment Contract terms resulted from uncontrollable external factors, specifically the original landlord’s failure to vacate the premises as scheduled coupled with the disruptive effects of the COVID-19 pandemic, both of which constitute force majeure circumstances. As of the reporting date, the court has not yet rendered a final judgment on this case. Accordingly, the Group considers the ultimate outcome of this litigation to be subject to significant uncertainty. Consequently, applying the prudence principle, the company has made a provision for the litigation amount and recorded it as a non-operating expense in its financial statements.

The defendants in this case are Quanzhou Youyi Dianhuan Network Technology Co., Ltd., Youpin Automobile Service (Shandong) Co., Ltd., and SH Youxu. The plaintiff, Quanzhou Meibiao Youxin Automobile Sales Service Co., Ltd., filed the following claims: (1) payment of RMB 700,000 for battery costs plus interest on delayed payment (calculated at 1.5 times the LPR from the filing date until full payment); and (2) coverage of all litigation fees by the defendants. The Quanzhou Fengze District People’s Court accepted the case, which was heard on March 22, 2024. On April 10, 2024, both parties conducted additional online cross-examination of supplementary evidence. On July 10, 2024, the court ruled in favor of the plaintiff, ordering Shandong Youpin to pay the battery costs and interest. On July 25, 2024, Shandong Youpin appealed to the Quanzhou Intermediate People’s Court. On November 8, 2024, the Quanzhou Intermediate Court ruled to overturn the original judgment and remand the case to the Quanzhou Fengze District People’s Court for retrial. On July 21, 2025, the Quanzhou Fengze District People’s Court held a retrial hearing, and the judgment is pending.

Liaoning Youguan and Youpin are the defendants in a dispute with the Dalian Jinpu New Area Administrative Committee. The parties entered into a cooperative investment agreement concerning new energy vehicles and related industries, under which the plaintiff provided financial support funds to the defendants subject to certain conditions. The plaintiff is seeking repayment of the support funds in the amount of RMB9,887, plus interest of RMB1,483. The defendants maintain that they have not materially breached the agreement and note that the agreement does not specify the criteria for determining a breach. The case was accepted by the Dalian Arbitration Commission on April 30, 2025.

SH Youxu and Youxu Nanyang are the defendants in a dispute with Shanghai Jiehuan Intelligent Technology Co., Ltd. The parties previously entered into a debt-to-equity swap agreement concerning multiple creditor’s rights, under which the defendants were required to complete the equity transfer by May 31, 2025. Due to the procedural timeline required for the equity transfer, the defendants did not complete it by the deadline. As a result, the plaintiff filed a claim seeking payment of the outstanding debt of RMB5,800. The first court hearing was held on August 12, 2025, and no judgment has been rendered to date. The parties are currently negotiating a potential out-of-court settlement.

Youxu Zibo and Youpin Shandong are the defendants in a dispute with Shandong Qiying Industrial Investment and Development Co., Ltd. The parties entered into a contract in 2022, under which the defendants were to lease the plaintiff’s factory building and dormitories through an equity transfer arrangement. In 2025, the plaintiff filed a lawsuit requesting the court to order the defendants to pay RMB7,608 in rent and RMB619 in liquidated damages. The case was heard on September 12, 2025, and no judgment has been rendered as of the date of this report.

On January 9, 2024, Youguan Financial Leasing (China) Co., Ltd. filed a lawsuit against Sichuan Maichebang Automobile Sales Co., Ltd., Yuan Mingqin, and Yuan Jinsong, seeking payment of rent and liquidated damages totaling RMB1,949. The case was accepted by the court. On July 21, 2025, the court issued a judgment ordering the defendants to pay the plaintiff rent and liquidated damages totaling RMB1,378.

Quanzhou Youyi Power Exchange Network Technology Co., Ltd., Youpin SD, and SH Youxu were sued by Quanzhou Meibiaoyouxin Automobile Sales Service Co., Ltd. for payment of RMB700 (US$96) and liquidated damages. On July 25, 2024, Shandong Youpin filed an appeal with the Quanzhou Intermediate People’s Court. On November 8, 2024, the Quanzhou Intermediate People’s Court overturned the original judgment and remanded the case to the Quanzhou Fengze District People’s Court for retrial. A retrial hearing was held on July 21, 2025, and the judgment is currently pending.

AHYS, Shanghai Youcang Business Consulting Partnership (Limited Partnership), and Li Jia are defendants in a dispute with Zhuji Huarui Wenhua Equity Investment Partnership (Limited Partnership), Zhuji Huarui Torch Venture Capital Investment Partnership (Limited Partnership), and Zhuji Fuhui Industrial Transformation and Upgrading Investment Fund Partnership (Limited Partnership). The plaintiffs are seeking an order for the defendants to jointly pay an investment exit amount of RMB10,000, together with overdue payment penalties calculated based on RMB10,000 at the prevailing one-year loan prime rate from January 1, 2024, to the actual payment date, as well as litigation costs. The parties are currently negotiating a potential out-of-court settlement structured as a debt-to-equity conversion.

Zibo Hengsong You Car Equity Investment Fund Partnership (Limited Partnership) filed a lawsuit against Youpin SD, AHYS, WFOE, and Jia Li. The plaintiff seeks an order requiring the defendants to repurchase a 13.0435% equity interest in Youpin SD and jointly pay the equity repurchase price of RMB240,000, plus interest temporarily calculated at RMB78,220. In response, the defendants filed a counterclaim requesting that Zibo Hengsong transfer all of its equity in Youpin Shandong to AHYS (an entity designated by Li Jia) at the agreed consideration of RMB0.001 and cooperate in completing the equity registration procedures. Both the counterclaim and the application to add a third party have been accepted by the court. The case is scheduled for a hearing on September 26, 2025.

Liaoning Youguan and Youpin are defendants in a dispute with the Dalian Jinpu New Area Administrative Committee. The parties previously entered into a cooperative investment agreement concerning new energy vehicles and related industries, under which the plaintiff agreed to provide financial support funds to the defendants subject to specified conditions. The plaintiff is seeking repayment of the support funds in the amount of RMB9,887, plus interest of RMB1,483. The case was accepted by the Dalian Arbitration Commission on April 30, 2025. The defendants have subsequently filed an application with the Dalian Intermediate People’s Court to confirm the validity of the arbitration agreement.

A contingency provision of RMB3,000 (US 419) and nil was accounted as of June 30, 2025 and December 31, 2024.

Guarantees

From August 2020 to November 2021, Youguan Financial Leasing provided a total of RMB5,869 (US$827) guarantee to its four customers who entered into two five-year guarantees and two four-year guarantees. As of the date of this report, the balance of the guarantees was RMB2,003(US$274).

Other than as disclosed above, the Group did not have any significant capital and other commitments, long-term obligations, provisions or guarantees as of June 30, 2025.

22. COMMITMENTS AND CONTINGENCIES

Commitments

The assets pledged as collaterals for loans of the Group is discussed in Note 13 BANK BORROWINGS.

The following table sets forth the Group’s contractual obligations as of December 31, 2024:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
Long-term bank borrowings (i)	6,970	955	3,164	3,806	-	-
Short-term bank borrowing	15,522	2,127	15,522	-	-	-
Loans from third parties (ii)	4,787	656	4,787
Operating lease liabilities (iii)	7,099	973	2,262	3,274	1,244	319
Payment to Anhui Juhu	200	27	200
Total	34,578	4,738	25,935	7,080	1,244	319

(i)	The Group’s commitment for long-term bank borrowings and short-term bank borrowings as of December 31, 2024 is discussed in Note 13 BANK BORROWINGS.
(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2024 is discussed in Note 15 LEASES.

(iii)	The Group’s commitment for payable to Anhui Juhu under the other current liabilities as of December 31, 2024 is discussed in Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES.

Other than as shown above, the Group did not have any significant capital and other commitments, long-term obligations or guarantees as of December 31, 2024.

Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Group’s consolidated business, financial position, cash flows or results of operations taken as a whole.

On July 1, 2021, Youpin Automobile Service Group Co., Ltd. ("Youpin") signed an Investment Contract with the Wuhu High-Tech Industrial Development Zone Management Committee (the "Committee") for a new energy vehicle industrial cluster project. Youpin set up Wuhu Youxu New Energy Technology Co., Ltd. as the project company, and the Committee agreed to provide financial subsidies. On October 15, 2021, the Committee paid the first-year rental subsidy (RMB 3 million) to the project company. However, because Youpin and the project company failed to meet operational targets, the Committee issued an Administrative Decision on August 29, 2024, demanded youpin to repay the RMB 3 million subsidy.

The Group reckon that the investment contract does not qualify as an administrative agreement, and defendant lacks authority to issue administrative decisions based on it. Youpin Group maintains that its non-compliance with the Investment Contract terms resulted from uncontrollable external factors, specifically the original landlord's failure to vacate the premises as scheduled coupled with the disruptive effects of the COVID-19 pandemic, both of which constitute force majeure circumstances. As of the reporting date, the court has not yet rendered a final judgment on this case. Accordingly, the Group considers the ultimate outcome of this litigation to be subject to significant uncertainty.

The defendants in this case are Quanzhou Youyi Dianhuan Network Technology Co., Ltd., Youpin Automobile Service (Shandong) Co., Ltd., and Shanghai Youxu New Energy Technology Co., Ltd. The plaintiff, Quanzhou Meibiao Youxin Automobile Sales Service Co., Ltd., filed the following claims: (1) payment of RMB 700,000 for battery costs plus interest on delayed payment (calculated at 1.5 times the LPR from the filing date until full payment); and (2) coverage of all litigation fees by the defendants. The Quanzhou Fengze District People's Court accepted the case, which was heard on March 22, 2024. On April 10, 2024, both parties conducted additional online cross-examination of supplementary evidence. On July 10, 2024, the court ruled in favor of the plaintiff, ordering Shandong Youpin to pay the battery costs and interest. On July 25, 2024, Shandong Youpin appealed to the Quanzhou Intermediate People's Court. On November 8, 2024, the intermediate court revoked the original judgment and remanded the case for retrial, pending court scheduling

Guarantees

From August 2020 to November 2021, Youguan Financial Leasing provided a total of RMB5,869 (US$827) guarantee to its four customers who entered into two five-year guarantees and two four-year guarantees. As of the date of this annual report, the balance of the guarantees were RMB2,003(US$274).